Taxes - Income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 1,256	$ 832	$ 463
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	493	359	234
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 763	$ 473	$ 229